Bank Loan (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Bank loan	$ 1,527,162	$ 230,507
Loan from China Construction Bank [Member]
Bank loan	218,166	230,507
Loan from Bank of Communication [Member]
Bank loan	290,888
Loan from Bank of China [Member]
Bank loan	727,220
Loan from Dongguan Bank [Member]
Bank loan	$ 290,888